SUPPLEMENTAL FINANCIAL INFORMATION (Details 6) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Change in non-cash working capital items	$ (199)	$ (199)	$ (307)
Inventory
Statement [Line Items]
Change in non-cash working capital items		(410)	220
Trade and Other Receivables
Statement [Line Items]
Change in non-cash working capital items		(282)	649
Prepaid Expenses and Other Assets
Statement [Line Items]
Change in non-cash working capital items		(183)	(422)
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Change in non-cash working capital items		$ 676	$ (754)